24. Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management
Exchange Rates

	2019	2018	2017
	CZK or USD	CZK or USD or	CZK or USD or
	or GBP/EUR	GBP/EUR	GBP/EUR
CZK - Average Rate	0.03896	0.03899	0.03799
CZK - Spot rate	0.03936	0.03887	0.03916

USD - Average Rate	0.89326	0.84674	0.88519
USD - Spot rate	0.89015	0.87336	0.83382

GBP - Average Rate	1.1393	1.13031
GBP - Spot rate	1.1754	1.11791